Financial instruments and risk management - Contractual maturities of these financial liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial instruments and risk management
Accounts payable and accrued liabilities	$ 553,784	$ 147,205
Lease liability	37,287	38,785	$ 11,510
Total	591,071	185,990
Not later than three months
Financial instruments and risk management
Accounts payable and accrued liabilities	553,784	147,205
Lease liability	22,230	23,124
Total	576,014	170,329
Later than three months and not later than one year
Financial instruments and risk management
Lease liability	15,057	15,661
Total	$ 15,057	$ 15,661